Property and Equipment, Net	12 Months Ended
May 31, 2023
Property and Equipment [Abstract]
Property and equipment, net

Note 5 – Property and equipment, net

Property and equipment consisted of the following:

	May 31, 2023	May 31, 2022

Office equipment	$31,123	$14,075
Furniture and fixtures	1,530	1,626
Transportation equipment	56,357	59,883
Charging stations	542,115	426,503
Total	631,125	502,087
Less: accumulated depreciation	(101,077)	(62,038)
Property and equipment, net	$530,049	$440,049

Depreciation expense for the years ended May 31, 2023 and 2022 was $110,754 and $72,631, respectively.